Pension and Other Postretirement Benefits - Schedule of Accumulated Benefit Obligation (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Retirement plan
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 1,219,989	$ 1,024,030
SERP
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligation	$ 46,067	$ 38,793